Income Taxes (Summary of Reconciliation to Statutory Income Tax Rate) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Income Taxes [Abstract]
Income taxes at Canadian statutory income tax rate	$ 3,009	$ 3,575
Increase (decrease) resulting from:
Dividends received	(28)	(109)
Rate differentials on international operations	(270)	(952)
Other - net	(20)	604
Provision for income taxes - Consolidated Statement of Income	$ 2,691	$ 3,118
Income taxes at Canadian statutory income tax rate	27.80%	27.70%
Dividends received	(0.30%)	(0.80%)
Rate differentials on international operations	(2.50%)	(7.40%)
Other - net	(0.20%)	4.70%
Provision for income taxes and effective income tax rate	24.80%	24.20%